Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments And Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Subsidiaries and Affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(in millions)
Equity method	$479	$519
Cost method	8	8
Total	$487	$527

Summary of Results of Operations and Financial Position Using Equity Method

A summary of the combined results of operations and financial position as reported by the investees that CNH Industrial accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2016	2015	2014
	(in millions)
Net revenue	$3,670	$3,911	$4,849
Income before taxes	$99	$127	$251
Net income	$48	$68	$194

	As of December 31,
	2016	2015
	(in millions)
Total Assets	$6,919	$6,867
Total Liabilities	$5,758	$5,545
Total Equity	$1,161	$1,322